Income Taxes - Reconciliation of total tax expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of total tax expense:
Change in valuation allowance	$ 6,311	$ (41,870)	$ (14,922)
Differences in tax rates	(3,896)	(3,288)	14,177
Effect of permanent differences	120	2	40
Adjustments in respect to current income tax of previous years.	227	(766)	281
Effect of exchange range differences	(1,599)	(3,318)	1,465
Withholding tax	42,837	26,132	19,395
Loss of tax loss carry forward because of liquidation	0	50,536	0
Total	$ 43,957	$ 27,428	$ 20,436